FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA 7

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Separate Account VA 7

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA 7

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA 7 indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA 7 as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class A Shares	MFS® Growth Initial Class
AB Large Cap Growth Class A Shares	MFS® Investors Trust Initial Class
Alger Growth & Income Class I-2 Shares	MFS® Research Initial Class
BNY Mellon VIF Appreciation Initial Shares	MS VIF Core Plus Fixed Income Class I Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Emerging Markets Equity Class I Shares
Invesco V.I. High Yield Series I Shares	MS VIF Global Strategist Class I Shares
Janus Henderson - Balanced Institutional Shares	TA BlackRock Government Money Market Initial Class
Janus Henderson - Global Research Institutional Shares	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA 7 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA 7 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

February 23, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA 7 since 2014.

Transamerica Life Insurance Company

Separate Account VA 7

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Growth and Income Class A Shares	2,379.572	$65,686	$69,008	$(2)	$69,006	1,330	$16.114076	$51.879208

AB Large Cap Growth Class A Shares	2,574.056	119,986	151,612	1	151,613	3,232	20.830073	46.913150

Alger Growth & Income Class I-2 Shares	310.667	5,587	7,180	1	7,181	159	17.677663	45.232760

BNY Mellon VIF Appreciation Initial Shares	577.598	21,804	18,443	(4)	18,439	440	19.140200	41.912066

BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	-	-	-	-	-	13.032977	39.096036

Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-	1.280103	10.593627

Janus Henderson - Balanced Institutional Shares	870.692	29,019	34,871	(2)	34,869	687	15.065884	50.730771

Janus Henderson - Global Research Institutional Shares	688.024	26,370	34,415	(2)	34,413	1,145	16.031381	30.046248

MFS® Growth Initial Class	202.256	9,297	9,712	(3)	9,709	181	18.959706	53.774576

MFS® Investors Trust Initial Class	0.052	2	2	(2)	-	-	16.990847	36.219839

MFS® Research Initial Class	944.910	22,858	26,212	5	26,217	605	17.326124	43.310011

MS VIF Core Plus Fixed Income Class I Shares	8,629.508	88,464	72,919	1	72,920	4,181	10.062313	17.439286

MS VIF Emerging Markets Equity Class I Shares	418.624	5,451	4,990	(2)	4,988	212	11.176354	23.513124

MS VIF Global Strategist Class I Shares	1,653.575	15,797	12,633	1	12,634	682	11.843076	18.511353

TA BlackRock Government Money Market Initial Class	19,719.220	19,719	19,719	-	19,719	8,118	1.045930	9.797006

TA WMC US Growth Initial Class	28,986.768	853,394	751,917	(2)	751,915	14,598	18.820337	51.506619

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA 7

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

AB Growth and Income Class A Shares	$69,006	$-	$69,006

AB Large Cap Growth Class A Shares	151,613	-	151,613

Alger Growth & Income Class I-2 Shares	7,181	-	7,181

BNY Mellon VIF Appreciation Initial Shares	18,439	-	18,439

BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	-	-

Invesco V.I. High Yield Series I Shares	-	-	-

Janus Henderson - Balanced Institutional Shares	34,869	-	34,869

Janus Henderson - Global Research Institutional Shares	34,413	-	34,413

MFS® Growth Initial Class	9,709	-	9,709

MFS® Investors Trust Initial Class	-	-	-

MFS® Research Initial Class	26,217	-	26,217

MS VIF Core Plus Fixed Income Class I Shares	72,920	-	72,920

MS VIF Emerging Markets Equity Class I Shares	4,988	-	4,988

MS VIF Global Strategist Class I Shares	12,634	-	12,634

TA BlackRock Government Money Market Initial Class	7,149	12,570	19,719

TA WMC US Growth Initial Class	751,915	-	751,915

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA 7

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Growth and Income Class A Shares	AB Large Cap Growth Class A Shares	Alger Growth & Income Class I-2 Shares	BNY Mellon VIF Appreciation Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$79,353	$169,086	$8,014	$18,201

Investment Income:
Reinvested Dividends	586	-	102	90
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,090	2,646	123	285

Net Investment Income (Loss)	(504)	(2,646)	(21)	(195)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	12,987	655	1,886
Realized Gain (Loss) on Investments	11,062	1,772	537	59

Net Realized Capital Gains (Losses) on Investments	11,062	14,759	1,192	1,945
Net Change in Unrealized Appreciation (Depreciation)	8,928	33,863	1,136	2,872

Net Gain (Loss) on Investment	19,990	48,622	2,328	4,817

Net Increase (Decrease) in Net Assets Resulting from Operations	19,486	45,976	2,307	4,622

Increase (Decrease) in Net Assets from Contract Transactions	(23,325)	(11)	(752)	(4)

Total Increase (Decrease) in Net Assets	(3,839)	45,965	1,555	4,618

Net Assets as of December 31, 2021:	$75,514	$215,051	$9,569	$22,819

Investment Income:
Reinvested Dividends	985	-	114	129
Investment Expense:
Mortality and Expense Risk and Administrative Charges	970	2,319	112	265

Net Investment Income (Loss)	15	(2,319)	2	(136)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,209	19,852	493	5,609
Realized Gain (Loss) on Investments	1,308	1,375	544	(29)

Net Realized Capital Gains (Losses) on Investments	12,517	21,227	1,037	5,580
Net Change in Unrealized Appreciation (Depreciation)	(16,737)	(82,334)	(2,571)	(9,825)

Net Gain (Loss) on Investment	(4,220)	(61,107)	(1,534)	(4,245)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,205)	(63,426)	(1,532)	(4,381)

Increase (Decrease) in Net Assets from Contract Transactions	(2,303)	(12)	(856)	1

Total Increase (Decrease) in Net Assets	(6,508)	(63,438)	(2,388)	(4,380)

Net Assets as of December 31, 2022:	$69,006	$151,613	$7,181	$18,439

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA 7

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Balanced Institutional Shares Subaccount	Janus Henderson - Global Research Institutional Shares Subaccount

Net Assets as of December 31, 2020:	$-	$-	$109,853	$37,197

Investment Income:
Reinvested Dividends	-	-	990	215
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	1,293	568

Net Investment Income (Loss)	-	-	(303)	(353)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	504	1,900
Realized Gain (Loss) on Investments	-	-	10,666	314

Net Realized Capital Gains (Losses) on Investments	-	-	11,170	2,214
Net Change in Unrealized Appreciation (Depreciation)	-	-	3,111	4,263

Net Gain (Loss) on Investment	-	-	14,281	6,477

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	13,978	6,124

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(31,369)	(12)

Total Increase (Decrease) in Net Assets	-	-	(17,391)	6,112

Net Assets as of December 31, 2021:	$-	$-	$92,462	$43,309

Investment Income:
Reinvested Dividends	-	-	524	593
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	531	504

Net Investment Income (Loss)	-	-	(7)	89

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,118	3,819
Realized Gain (Loss) on Investments	-	-	14,962	226

Net Realized Capital Gains (Losses) on Investments	-	-	16,080	4,045
Net Change in Unrealized Appreciation (Depreciation)	-	-	(24,798)	(13,021)

Net Gain (Loss) on Investment	-	-	(8,718)	(8,976)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(8,725)	(8,887)

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(48,868)	(9)

Total Increase (Decrease) in Net Assets	-	-	(57,593)	(8,896)

Net Assets as of December 31, 2022:	$-	$-	$34,869	$34,413

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA 7

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MFS® Growth Initial Class Subaccount	MFS® Investors Trust Initial Class Subaccount	MFS® Research Initial Class Subaccount	MS VIF Core Plus Fixed Income Class I Shares Subaccount

Net Assets as of December 31, 2020:	$11,852	$-	$26,107	$87,801

Investment Income:
Reinvested Dividends	-	-	160	3,405
Investment Expense:
Mortality and Expense Risk and Administrative Charges	183	-	408	1,205

Net Investment Income (Loss)	(183)	-	(248)	2,200

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,815	-	1,677	5,644
Realized Gain (Loss) on Investments	145	-	243	97

Net Realized Capital Gains (Losses) on Investments	1,960	-	1,920	5,741
Net Change in Unrealized Appreciation (Depreciation)	809	-	4,351	(9,436)

Net Gain (Loss) on Investment	2,769	-	6,271	(3,695)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,586	-	6,023	(1,495)

Increase (Decrease) in Net Assets from Contract Transactions	(19)	-	(10)	1

Total Increase (Decrease) in Net Assets	2,567	-	6,013	(1,494)

Net Assets as of December 31, 2021:	$14,419	$-	$32,120	$86,307

Investment Income:
Reinvested Dividends	-	-	135	3,048
Investment Expense:
Mortality and Expense Risk and Administrative Charges	153	-	383	1,070

Net Investment Income (Loss)	(153)	-	(248)	1,978

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,264	-	3,526	1,361
Realized Gain (Loss) on Investments	108	-	205	(115)

Net Realized Capital Gains (Losses) on Investments	1,372	-	3,731	1,246
Net Change in Unrealized Appreciation (Depreciation)	(5,917)	(1)	(9,375)	(16,611)

Net Gain (Loss) on Investment	(4,545)	(1)	(5,644)	(15,365)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,698)	(1)	(5,892)	(13,387)

Increase (Decrease) in Net Assets from Contract Transactions	(12)	1	(11)	-

Total Increase (Decrease) in Net Assets	(4,710)	-	(5,903)	(13,387)

Net Assets as of December 31, 2022:	$9,709	$-	$26,217	$72,920

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA 7

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MS VIF Emerging Markets Equity Class I Shares Subaccount	MS VIF Global Strategist Class I Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$6,662	$16,077	$7,406	$1,144,868

Investment Income:
Reinvested Dividends	58	303	1	939
Investment Expense:
Mortality and Expense Risk and Administrative Charges	97	230	115	16,845

Net Investment Income (Loss)	(39)	73	(114)	(15,906)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	553	-	173,562
Realized Gain (Loss) on Investments	32	241	-	50,831

Net Realized Capital Gains (Losses) on Investments	32	794	-	224,393
Net Change in Unrealized Appreciation (Depreciation)	111	226	-	582

Net Gain (Loss) on Investment	143	1,020	-	224,975

Net Increase (Decrease) in Net Assets Resulting from Operations	104	1,093	(114)	209,069

Increase (Decrease) in Net Assets from Contract Transactions	(7)	(824)	14,666	(77,267)

Total Increase (Decrease) in Net Assets	97	269	14,552	131,802

Net Assets as of December 31, 2021:	$6,759	$16,346	$21,958	$1,276,670

Investment Income:
Reinvested Dividends	23	-	284	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	74	191	275	12,670

Net Investment Income (Loss)	(51)	(191)	9	(12,670)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	559	2,407	-	149,723
Realized Gain (Loss) on Investments	3	11	-	66,487

Net Realized Capital Gains (Losses) on Investments	562	2,418	-	216,210
Net Change in Unrealized Appreciation (Depreciation)	(2,277)	(5,141)	-	(588,151)

Net Gain (Loss) on Investment	(1,715)	(2,723)	-	(371,941)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,766)	(2,914)	9	(384,611)

Increase (Decrease) in Net Assets from Contract Transactions	(5)	(798)	(2,248)	(140,144)

Total Increase (Decrease) in Net Assets	(1,771)	(3,712)	(2,239)	(524,755)

Net Assets as of December 31, 2022:	$4,988	$12,634	$19,719	$751,915

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2022

1. Organization

Separate Account VA 7 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Bounty® Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

AB Variable Products Series Fund, Inc.:

AB Growth and Income Class A Shares

AB Large Cap Growth Class A Shares

The Alger Portfolios:

Alger Growth & Income Class I-2 Shares

BNY Mellon Variable Investment Fund

BNY Mellon VIF Appreciation Initial Shares

BNY Mellon VIF Opportunistic Small Cap Initial Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :

Invesco V.I. High Yield Series I Shares

Janus Aspen Series:

Janus Henderson - Balanced Institutional Shares

Janus Henderson - Global Research Institutional Shares

MFS® Variable Insurance Trust:

MFS® Growth Initial Class

MFS® Investors Trust Initial Class

MFS® Research Initial Class

Morgan Stanley Variable Insurance Fund, Inc.

MS VIF Core Plus Fixed Income Class I Shares

MS VIF Emerging Markets Equity Class I Shares

MS VIF Global Strategist Class I Shares

Transamerica Series Trust:

TA BlackRock Government Money Market Initial

Class

TA WMC US Growth Initial Class

AB Variable Products Series Fund, Inc.:

AB Growth and Income Portfolio Class A Shares

AB Large Cap Growth Portfolio Class A Shares

The Alger Portfolios:

Alger Growth & Income Portfolio Class I-2 Shares

BNY Mellon Variable Investment Fund

BNY Mellon VIF Appreciation Portfolio Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :

Invesco V.I. High Yield Fund Series I Shares

Janus Aspen Series:

Janus Henderson - Balanced Portfolio Institutional Shares

Janus Henderson - Global Research Portfolio Institutional Shares

MFS® Variable Insurance Trust:

MFS® Growth Series Initial Class

MFS® Investors Trust Series Initial Class

MFS® Research Series Initial Class

Morgan Stanley Variable Insurance Fund, Inc.

MS VIF Core Plus Fixed Income Class I Shares

MS VIF Emerging Markets Equity Class I Shares

MS VIF Global Strategist Class I Shares

Transamerica Series Trust:

Transamerica BlackRock Government Money Market VP Initial Class

Transamerica WMC US Growth VP Initial Class

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Growth and Income Class A Shares	$12,195	$3,274

AB Large Cap Growth Class A Shares	19,852	2,331

Alger Growth & Income Class I-2 Shares	607	967

BNY Mellon VIF Appreciation Initial Shares	5,738	265

BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	-

Invesco V.I. High Yield Series I Shares	-	-

Janus Henderson - Balanced Institutional Shares	1,643	49,400

Janus Henderson - Global Research Institutional Shares	4,412	513

MFS® Growth Initial Class	1,264	170

MFS® Investors Trust Initial Class	-	-

MFS® Research Initial Class	3,661	393

MS VIF Core Plus Fixed Income Class I Shares	4,409	1,071

MS VIF Emerging Markets Equity Class I Shares	583	81

MS VIF Global Strategist Class I Shares	2,408	989

TA BlackRock Government Money Market Initial Class	2,413	4,651

TA WMC US Growth Initial Class	149,723	152,814

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Growth and Income Class A Shares	-	(45)	(45)	-	(452)	(452)

AB Large Cap Growth Class A Shares	-	-	-	-	-	-

Alger Growth & Income Class I-2 Shares	-	(18)	(18)	-	(16)	(16)

BNY Mellon VIF Appreciation Initial Shares	-	-	-	-	-	-

BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	-	-	-	-	-

Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-

Janus Henderson - Balanced Institutional Shares	-	(2,705)	(2,705)	46	(858)	(812)

Janus Henderson - Global Research Institutional Shares	-	(1)	(1)	-	-	-

AB Large Cap Growth Class A Shares	-	-	-	-	-	-

MFS® Growth Initial Class	-	-	-	-	-	-

MFS® Investors Trust Initial Class	-	-	-	-	-	-

MFS® Research Initial Class	-	(1)	(1)	-	-	-

MS VIF Core Plus Fixed Income Class I Shares	-	-	-	-	-	-

MS VIF Emerging Markets Equity Class I Shares	-	-	-	-	(1)	(1)

MS VIF Global Strategist Class I Shares	-	(41)	(41)	-	(37)	(37)

TA BlackRock Government Money Market Initial Class	218	(449)	(231)	1,514	(149)	1,365

TA WMC US Growth Initial Class	-	(2,184)	(2,184)	-	(1,127)	(1,127)

11

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Growth and Income Class A Shares	$-	$(2,303)	$(2,303)	$-	$(23,325)	$(23,325)

AB Large Cap Growth Class A Shares	-	(12)	(12)	-	(11)	(11)

Alger Growth & Income Class I-2 Shares	-	(856)	(856)	-	(752)	(752)

BNY Mellon VIF Appreciation Initial Shares	-	1	1	-	(4)	(4)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	-	-	-	-	-

Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-

Janus Henderson - Balanced Institutional Shares	-	(48,868)	(48,868)	778	(32,147)	(31,369)

Janus Henderson - Global Research Institutional Shares	-	(9)	(9)	-	(12)	(12)

MFS® Growth Initial Class	-	(12)	(12)	-	(19)	(19)

MFS® Investors Trust Initial Class	-	1	1	-	-	-

MFS® Research Initial Class	-	(11)	(11)	-	(10)	(10)

MS VIF Core Plus Fixed Income Class I Shares	-	-	-	-	1	1

MS VIF Emerging Markets Equity Class I Shares	-	(5)	(5)	-	(7)	(7)

MS VIF Global Strategist Class I Shares	-	(798)	(798)	-	(824)	(824)

TA BlackRock Government Money Market Initial Class	2,130	(4,378)	(2,248)	14,823	(157)	14,666

TA WMC US Growth Initial Class	-	(140,144)	(140,144)	-	(77,267)	(77,267)

12

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Growth and Income Class A Shares
12/31/2022	1,330	$16.11	to	$51.88	$69,006	1.41%	1.25%	to	1.40%	(5.37	) %	to	(5.51	) %
12/31/2021	1,375	17.03	to	54.91	75,514	0.75	1.25	to	1.40	26.58		to	26.39
12/31/2020	1,827	13.45	to	43.44	79,353	1.56	1.25	to	1.40	1.45		to	1.30
12/31/2019	1,948	13.26	to	42.88	83,545	1.22	1.25	to	1.40	22.38		to	22.20
12/31/2018	2,188	10.84	to	35.09	76,771	0.99	1.25	to	1.40	(6.78)		to	(6.92)
AB Large Cap Growth Class A Shares
12/31/2022	3,232	20.83	to	46.91	151,613	-	1.25	to	1.40	(29.39)		to	(29.49)
12/31/2021	3,232	29.50	to	66.54	215,051	-	1.25	to	1.40	27.38		to	27.19
12/31/2020	3,232	23.16	to	52.31	169,086	-	1.25	to	1.40	33.81		to	33.61
12/31/2019	3,232	17.31	to	39.15	126,557	-	1.25	to	1.40	33.03		to	32.84
12/31/2018	3,233	13.01	to	29.47	95,282	-	1.25	to	1.40	1.31		to	1.15
Alger Growth & Income Class I-2 Shares
12/31/2022	159	17.68	to	45.23	7,181	1.42	1.25	to	1.40	(16.03)		to	(16.15)
12/31/2021	177	21.05	to	53.95	9,569	1.15	1.25	to	1.40	30.04		to	29.85
12/31/2020	193	16.19	to	41.55	8,014	1.41	1.25	to	1.40	13.46		to	13.29
12/31/2019	210	14.27	to	36.67	7,715	1.38	1.25	to	1.40	27.87		to	27.69
12/31/2018	500	11.16	to	28.72	14,352	1.67	1.25	to	1.40	(5.80)		to	(5.94)
BNY Mellon VIF Appreciation Initial Shares
12/31/2022	440	19.14	to	41.91	18,439	0.67	1.25	to	1.40	(19.08)		to	(19.19)
12/31/2021	440	23.65	to	51.87	22,819	0.44	1.25	to	1.40	25.56		to	25.38
12/31/2020	440	18.84	to	41.37	18,201	0.79	1.25	to	1.40	22.16		to	21.98
12/31/2019	440	15.42	to	33.91	14,921	1.17	1.25	to	1.40	34.42		to	34.22
12/31/2018	565	11.47	to	25.27	14,287	1.26	1.25	to	1.40	(8.01)		to	(8.15)
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2022	-	13.03	to	39.10	-	-	1.25	to	1.40	(17.65)		to	(17.77)
12/31/2021	-	15.83	to	47.54	-	-	1.25	to	1.40	15.02		to	14.85
12/31/2020	-	13.76	to	41.40	-	-	1.25	to	1.40	18.41		to	18.24
12/31/2019	-	11.62	to	35.01	-	-	1.25	to	1.40	20.28		to	20.10
12/31/2018	-	9.66	to	29.15	-	-	1.25	to	1.40	(20.08)		to	(20.20)
Invesco V.I. High Yield Series I Shares
12/31/2022	-	10.59	to	1.28	-	-	1.25	to	1.40	(10.67)		to	(10.80)
12/31/2021	-	11.86	to	1.44	-	-	1.25	to	1.40	3.09		to	2.94
12/31/2020	-	11.50	to	1.39	-	-	1.25	to	1.40	2.04		to	1.89
12/31/2019	-	11.27	to	1.37	-	-	1.25	to	1.40	12.11		to	11.94
12/31/2018	5,129	10.06	to	1.22	6,269	5.05	1.25	to	1.40	(4.55)		to	(4.69)
Janus Henderson - Balanced Institutional Shares
12/31/2022	687	15.07	to	50.73	34,869	1.37	1.25	to	1.40	(17.43)		to	(17.55)
12/31/2021	3,392	18.25	to	61.53	92,462	1.01	1.25	to	1.40	15.75		to	15.58
12/31/2020	4,204	15.76	to	53.24	109,853	2.39	1.25	to	1.40	12.90		to	12.73
12/31/2019	4,687	13.96	to	47.23	107,465	1.88	1.25	to	1.40	21.08		to	20.90
12/31/2018	5,201	11.53	to	39.06	97,740	2.15	1.25	to	1.40	(0.57)		to	(0.72)
Janus Henderson - Global Research Institutional Shares
12/31/2022	1,145	16.03	to	30.05	34,413	1.63	1.25	to	1.40	(20.41)		to	(20.52)
12/31/2021	1,146	20.14	to	37.80	43,309	0.52	1.25	to	1.40	16.63		to	16.46
12/31/2020	1,146	17.27	to	32.46	37,197	0.83	1.25	to	1.40	18.58		to	18.40
12/31/2019	1,146	14.56	to	27.42	31,424	1.00	1.25	to	1.40	27.45		to	27.26
12/31/2018	1,200	11.43	to	21.54	25,859	1.14	1.25	to	1.40	(8.02)		to	(8.16)

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

MFS® Growth Initial Class
12/31/2022	181	$18.96	to	$53.77	$9,709	-%	1.25%	to	1.40%	(32.48	) %	to	(32.58	) %
12/31/2021	181	28.08	to	79.76	14,419	-	1.25	to	1.40	22.01		to	21.83
12/31/2020	181	23.01	to	65.47	11,852	-	1.25	to	1.40	30.23		to	30.04
12/31/2019	181	17.67	to	50.35	9,130	-	1.25	to	1.40	36.44		to	36.24
12/31/2018	182	12.95	to	36.95	6,715	0.09	1.25	to	1.40	1.39		to	1.24
MFS® Investors Trust Initial Class
12/31/2022	-	16.99	to	36.22	-	0.57	1.25	to	1.40	(17.52)		to	(17.64)
12/31/2021	-	20.60	to	43.98	-	0.54	1.25	to	1.40	25.25		to	25.06
12/31/2020	-	16.45	to	35.16	-	0.71	1.25	to	1.40	12.46		to	12.30
12/31/2019	-	14.62	to	31.31	-	0.77	1.25	to	1.40	29.96		to	29.76
12/31/2018	-	11.25	to	24.13	-	0.83	1.25	to	1.40	(6.66)		to	(6.80)
MFS® Research Initial Class
12/31/2022	605	17.33	to	43.31	26,217	0.49	1.25	to	1.40	(18.23)		to	(18.35)
12/31/2021	606	21.19	to	53.04	32,120	0.54	1.25	to	1.40	23.26		to	23.08
12/31/2020	606	17.19	to	43.10	26,107	0.73	1.25	to	1.40	15.15		to	14.98
12/31/2019	606	14.93	to	37.48	22,715	0.82	1.25	to	1.40	31.31		to	31.11
12/31/2018	715	11.37	to	28.59	20,450	0.70	1.25	to	1.40	(5.56)		to	(5.70)
MS VIF Core Plus Fixed Income Class I Shares
12/31/2022	4,181	10.06	to	17.44	72,920	3.95	1.25	to	1.40	(15.39)		to	(15.51)
12/31/2021	4,181	11.89	to	20.64	86,307	3.93	1.25	to	1.40	(1.56)		to	(1.70)
12/31/2020	4,181	12.08	to	21.00	87,801	2.86	1.25	to	1.40	6.47		to	6.31
12/31/2019	4,181	11.35	to	19.75	82,588	3.44	1.25	to	1.40	9.51		to	9.35
12/31/2018	6,321	10.36	to	18.06	114,178	2.56	1.25	to	1.40	(1.88)		to	(2.03)
MS VIF Emerging Markets Equity Class I Shares
12/31/2022	212	11.18	to	23.51	4,988	0.43	1.25	to	1.40	(26.01)		to	(26.12)
12/31/2021	212	15.10	to	31.82	6,759	0.84	1.25	to	1.40	1.72		to	1.56
12/31/2020	213	14.85	to	31.33	6,662	1.38	1.25	to	1.40	13.03		to	12.86
12/31/2019	213	13.14	to	27.76	5,909	1.03	1.25	to	1.40	18.11		to	17.94
12/31/2018	234	11.12	to	23.54	5,520	0.43	1.25	to	1.40	(18.49)		to	(18.61)
MS VIF Global Strategist Class I Shares
12/31/2022	682	11.84	to	18.51	12,634	-	1.25	to	1.40	(17.97)		to	(18.09)
12/31/2021	723	14.44	to	22.60	16,346	1.83	1.25	to	1.40	7.03		to	6.87
12/31/2020	760	13.49	to	21.15	16,077	1.47	1.25	to	1.40	9.55		to	9.39
12/31/2019	801	12.31	to	19.33	15,482	1.86	1.25	to	1.40	16.32		to	16.14
12/31/2018	849	10.59	to	16.64	14,126	1.14	1.25	to	1.40	(7.66)		to	(7.80)
TA BlackRock Government Money Market Initial Class
12/31/2022	8,118	9.80	to	1.05	19,719	1.33	1.25	to	1.40	0.16		to	0.01
12/31/2021	8,349	9.78	to	1.05	21,958	0.01	1.25	to	1.40	(1.23)		to	(1.38)
12/31/2020	6,984	9.90	to	1.06	7,406	0.29	1.25	to	1.40	(0.95)		to	(1.10)
12/31/2019	7,012	10.00	to	1.07	7,518	2.00	1.25	to	1.40	0.71		to	0.56
12/31/2018	11,252	9.93	to	1.07	11,997	1.79	1.25	to	1.40	0.54		to	0.39
TA WMC US Growth Initial Class
12/31/2022	14,598	18.82	to	51.51	751,915	-	1.25	to	1.40	(32.19)		to	(32.29)
12/31/2021	16,782	27.76	to	76.07	1,276,670	0.08	1.25	to	1.40	19.18		to	19.00
12/31/2020	17,909	23.29	to	63.93	1,144,868	0.11	1.25	to	1.40	35.60		to	35.40
12/31/2019	18,721	17.17	to	47.21	883,854	0.13	1.25	to	1.40	38.32		to	38.11
12/31/2018	19,703	12.42	to	34.18	673,549	0.49	1.25	to	1.40	(1.03)		to	(1.18)

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 1.25% is deducted from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA 7

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.